UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
   211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	2,010,083,759	4,667,942,874
0.3%		Other Investment Company	13,623,558	13,623,558
0.0%		Short-Term Investments	1,049,995	1,049,995

99.9%		Total Investments	2,024,757,312	4,682,616,427
0.2%		Collateral Invested for Securities on Loan	11,676,449	11,676,449
(0	.1)%	Other Assets and Liabilities, Net		(7,130,492)

100.0%		Net Assets		4,687,162,384

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Autoliv, Inc. (b)	33,400	2,107,206
BorgWarner, Inc. *	40,398	3,014,903
Dana Holding Corp. *	50,100	743,985
Federal-Mogul Corp. *	2,700	44,793
Ford Motor Co.	1,329,887	16,517,196
Gentex Corp.	54,072	1,452,915
Harley-Davidson, Inc.	83,592	3,693,930
Johnson Controls, Inc.	239,354	7,604,277
Lear Corp.	36,000	1,508,400
Tenneco, Inc. *	21,200	680,520
Tesla Motors, Inc. (b)*	5,300	154,071
The Goodyear Tire & Rubber Co. *	76,800	998,400
TRW Automotive Holdings Corp. *	29,800	1,118,096

		39,638,692

Banks 2.8%
Associated Banc-Corp.	65,448	815,482
Bank of Hawaii Corp.	18,832	860,999
BB&T Corp.	246,200	6,694,178
BOK Financial Corp.	8,900	495,730
CapitalSource, Inc.	114,700	792,577
CIT Group, Inc. *	71,100	2,711,754
City National Corp.	16,532	758,488
Comerica, Inc.	62,628	1,732,917
Commerce Bancshares, Inc.	31,527	1,223,878
Cullen/Frost Bankers, Inc.	22,800	1,269,276
East West Bancorp, Inc.	52,500	1,152,900
Fifth Third Bancorp	282,684	3,677,719
First Citizens BancShares, Inc., Class A	1,350	238,167
First Horizon National Corp.	92,476	807,316
First Niagara Financial Group, Inc.	73,800	706,266
FirstMerit Corp.	32,469	509,439
Fulton Financial Corp.	70,644	656,283
Hudson City Bancorp, Inc.	185,340	1,247,338
Huntington Bancshares, Inc.	284,098	1,622,200
KeyCorp	312,514	2,428,234
M&T Bank Corp.	42,343	3,376,431
New York Community Bancorp, Inc.	149,882	1,902,003
People’s United Financial, Inc.	121,993	1,504,174
PNC Financial Services Group, Inc.	186,634	10,996,475
Popular, Inc. *	363,000	569,910
Regions Financial Corp.	428,106	2,234,713
SunTrust Banks, Inc.	177,493	3,651,031
SVB Financial Group *	14,900	864,796
Synovus Financial Corp.	195,100	339,474
TCF Financial Corp.	48,584	487,783
TFS Financial Corp. *	15,700	141,300
U.S. Bancorp	680,905	19,215,139
Valley National Bancorp	63,869	761,318
Wells Fargo & Co.	1,838,296	53,696,626
Zions Bancorp	63,198	1,064,254

		131,206,568

Capital Goods 8.5%
3M Co.	243,854	21,144,580
Acuity Brands, Inc.	15,300	890,919
Aecom Technology Corp. *	44,100	1,009,449
AGCO Corp. *	31,500	1,604,295
Alliant Techsystems, Inc.	13,438	798,352
AMETEK, Inc.	56,770	2,668,190
Armstrong World Industries, Inc. *	3,600	168,120
BE Aerospace, Inc. *	33,400	1,409,480
Carlisle Cos., Inc.	24,036	1,147,238
Caterpillar, Inc.	220,696	24,082,348
Chicago Bridge & Iron Co., N.V., NY Shares	35,200	1,498,816
CLARCOR, Inc.	19,700	1,012,777
Cooper Industries plc	54,800	3,239,776
Crane Co.	16,384	786,432
Cummins, Inc.	65,592	6,821,568
Danaher Corp.	190,340	9,994,753
Deere & Co.	144,146	12,418,178
Donaldson Co., Inc.	26,200	1,894,260
Dover Corp.	66,337	4,206,429
Eaton Corp.	119,518	5,859,968
Emerson Electric Co.	255,128	13,108,477
Esterline Technologies Corp. *	10,700	654,305
Fastenal Co.	101,800	4,752,024
Flowserve Corp.	19,841	2,185,883
Fluor Corp.	58,758	3,304,550
Foster Wheeler AG *	45,300	1,017,438
Gardner Denver, Inc.	17,100	1,275,660

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Dynamics Corp.	126,544	8,751,783
General Electric Co.	3,658,102	68,443,088
Goodrich Corp.	44,498	5,551,125
Graco, Inc.	19,494	896,334
GrafTech International Ltd. *	47,200	775,024
Harsco Corp.	28,600	635,778
Honeywell International, Inc.	270,499	15,699,762
Hubbell, Inc., Class B	23,132	1,664,579
IDEX Corp.	31,706	1,284,727
Illinois Tool Works, Inc.	169,704	8,999,403
Ingersoll-Rand plc	101,600	3,549,904
ITT Corp.	32,572	708,115
Jacobs Engineering Group, Inc. *	44,056	1,971,947
Joy Global, Inc.	36,708	3,329,049
KBR, Inc.	53,600	1,722,704
Kennametal, Inc.	27,798	1,198,372
L-3 Communications Holdings, Inc.	30,974	2,191,101
Lennox International, Inc.	14,200	514,040
Lincoln Electric Holdings, Inc.	29,000	1,245,550
Lockheed Martin Corp.	93,864	7,726,884
Masco Corp.	118,736	1,433,144
MSC Industrial Direct Co., Inc., Class A	17,258	1,311,953
Navistar International Corp. *	20,900	904,761
Nordson Corp.	24,200	1,097,228
Northrop Grumman Corp.	89,032	5,168,308
Oshkosh Corp. *	35,100	852,228
Owens Corning *	31,900	1,076,625
PACCAR, Inc.	129,489	5,723,414
Pall Corp.	40,933	2,442,881
Parker Hannifin Corp.	53,053	4,280,316
Pentair, Inc.	31,900	1,174,558
Precision Castparts Corp.	50,601	8,282,372
Quanta Services, Inc. *	72,100	1,557,360
Raytheon Co.	121,190	5,815,908
Regal-Beloit Corp.	14,400	817,488
Rockwell Automation, Inc.	50,349	3,920,677
Rockwell Collins, Inc.	55,653	3,221,752
Roper Industries, Inc.	32,591	3,043,673
Seaboard Corp. *	5	9,708
Sensata Technologies Holding N.V. *	9,100	262,171
Snap-on, Inc.	22,650	1,279,951
Spirit AeroSystems Holdings, Inc., Class A *	41,500	943,710
SPX Corp.	19,314	1,344,834
Stanley Black & Decker, Inc.	57,741	4,052,263
Terex Corp. *	40,782	807,484
Textron, Inc.	97,138	2,475,076
The Babcock & Wilcox Co. *	41,300	1,026,305
The Boeing Co.	254,189	18,855,740
The Shaw Group, Inc. *	27,169	737,367
The Timken Co.	31,094	1,518,320
Thomas & Betts Corp. *	20,529	1,465,565
TransDigm Group, Inc. *	14,800	1,547,044
Trinity Industries, Inc.	28,300	890,318
Triumph Group, Inc.	11,600	725,812
Tyco International Ltd.	156,200	7,958,390
United Technologies Corp.	310,703	24,343,580
URS Corp. *	27,500	1,131,625
Valmont Industries, Inc.	7,600	797,316
W.W. Grainger, Inc.	20,576	3,924,666
WABCO Holdings, Inc. *	22,900	1,187,365
Wabtec Corp.	19,000	1,307,010
WESCO International, Inc. *	15,100	949,488
Woodward, Inc.	21,050	883,679

		398,362,967

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	38,360	1,041,474
Cintas Corp.	36,410	1,348,990
Clean Harbors, Inc. *	16,200	1,027,890
Copart, Inc. *	19,037	895,500
Corrections Corp. of America *	38,600	908,258
Covanta Holding Corp.	50,048	715,186
Equifax, Inc.	42,900	1,671,813
IHS, Inc., Class A *	16,400	1,467,472
Iron Mountain, Inc.	68,187	2,101,523
Manpower, Inc.	30,791	1,235,027
Pitney Bowes, Inc.	71,241	1,351,442
R.R. Donnelley & Sons Co. (b)	71,119	807,912
Republic Services, Inc.	109,081	3,193,892
Robert Half International, Inc.	51,491	1,425,786
Rollins, Inc.	17,000	363,630
Stericycle, Inc. *	30,398	2,554,040
The Dun & Bradstreet Corp.	17,325	1,434,683
Towers Watson & Co., Class A	16,000	956,800
Verisk Analytics, Inc., Class A *	52,000	2,083,640
Waste Connections, Inc.	37,900	1,224,549
Waste Management, Inc.	154,677	5,376,573

		33,186,080

Consumer Durables & Apparel 1.3%
Coach, Inc.	100,030	7,007,101
Columbia Sportswear Co.	2,000	91,700
D.R. Horton, Inc.	104,997	1,461,558
Deckers Outdoor Corp. *	13,700	1,107,645
Fossil, Inc. *	18,800	1,786,940
Garmin Ltd. (b)	36,286	1,513,126
Hanesbrands, Inc. *	37,300	917,580
Harman International Industries, Inc.	22,597	953,593
Hasbro, Inc.	40,125	1,400,764
Jarden Corp.	35,000	1,179,150
Leggett & Platt, Inc.	48,944	1,050,338
Lennar Corp., Class A	50,875	1,093,304
Mattel, Inc.	111,797	3,465,707
Mohawk Industries, Inc. *	22,039	1,347,905
Newell Rubbermaid, Inc.	85,226	1,574,124
NIKE, Inc., Class B	129,528	13,469,617
NVR, Inc. *	1,998	1,385,114
Polaris Industries, Inc.	24,000	1,545,600
PulteGroup, Inc. *	125,899	937,948
PVH Corp.	23,600	1,821,684
Ralph Lauren Corp.	22,495	3,419,240
Tempur-Pedic International, Inc. *	23,900	1,594,369
The Warnaco Group, Inc. *	13,200	768,900
Toll Brothers, Inc. *	54,500	1,188,645
Tupperware Brands Corp.	22,000	1,382,480
Under Armour, Inc., Class A *	12,500	995,250
VF Corp.	30,782	4,047,525

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whirlpool Corp.	26,115	1,418,567

		59,925,474

Consumer Services 2.2%
Apollo Group, Inc., Class A *	46,171	2,419,822
Bally Technologies, Inc. *	19,000	802,180
Carnival Corp.	152,860	4,616,372
Chipotle Mexican Grill, Inc. *	10,900	4,003,461
Choice Hotels International, Inc.	5,700	207,138
Darden Restaurants, Inc.	49,165	2,255,199
DeVry, Inc.	21,900	826,944
Education Management Corp. (b)*	2,100	53,613
H&R Block, Inc.	96,298	1,575,435
Hyatt Hotels Corp., Class A *	24,100	1,027,142
International Game Technology	104,026	1,657,134
ITT Educational Services, Inc. (b)*	5,901	388,699
Las Vegas Sands Corp. *	112,563	5,527,969
Marriott International, Inc., Class A	99,375	3,423,469
McDonald’s Corp.	367,036	36,354,916
MGM Resorts International *	97,587	1,273,510
Panera Bread Co., Class A *	9,400	1,393,550
Penn National Gaming, Inc. *	19,460	796,692
Royal Caribbean Cruises Ltd.	48,091	1,307,113
Service Corp. International	99,300	1,102,230
Sotheby’s	26,200	878,486
Starbucks Corp.	263,027	12,606,884
Starwood Hotels & Resorts Worldwide, Inc.	67,642	3,668,902
Weight Watchers International, Inc.	11,729	892,929
WMS Industries, Inc. *	14,500	317,405
Wyndham Worldwide Corp.	61,517	2,445,916
Wynn Resorts Ltd.	27,042	3,116,050
Yum! Brands, Inc.	166,376	10,536,592

		105,475,752

Diversified Financials 5.3%
Affiliated Managers Group, Inc. *	17,459	1,754,804
American Capital Ltd. *	121,100	995,442
American Express Co.	358,377	17,969,023
Ameriprise Financial, Inc.	88,057	4,715,452
Apollo Investment Corp.	68,300	526,593
Ares Capital Corp.	51,200	811,520
Bank of America Corp.	3,490,241	24,885,418
BlackRock, Inc.	33,965	6,181,630
Capital One Financial Corp.	160,453	7,340,725
CBOE Holdings, Inc.	4,000	102,360
Citigroup, Inc.	1,009,956	31,025,848
CME Group, Inc.	23,576	5,646,688
Discover Financial Services	193,324	5,254,546
E*TRADE Financial Corp. *	70,590	578,132
Eaton Vance Corp.	37,684	968,102
Federated Investors, Inc., Class B (b)	34,550	590,114
Franklin Resources, Inc.	51,686	5,483,885
Green Dot Corp., Class A *	1,100	31,218
Greenhill & Co., Inc.	4,400	204,864
IntercontinentalExchange, Inc. *	25,989	2,975,221
Invesco Ltd.	149,890	3,383,017
Janus Capital Group, Inc.	45,600	358,872
Jefferies Group, Inc. (b)	46,852	712,619
JPMorgan Chase & Co.	1,336,978	49,869,279
Lazard Ltd., Class A	45,200	1,298,144
Legg Mason, Inc.	54,314	1,383,378
Leucadia National Corp.	67,764	1,881,129
Moody’s Corp.	76,926	2,863,955
Morgan Stanley	528,548	9,857,420
MSCI, Inc., Class A *	40,550	1,321,119
Northern Trust Corp.	85,976	3,543,071
NYSE Euronext	70,800	1,880,448
Raymond James Financial, Inc.	38,749	1,356,215
SEI Investments Co.	50,748	932,241
SLM Corp.	165,324	2,471,594
State Street Corp.	178,150	6,979,917
Stifel Financial Corp. *	18,750	676,125
T. Rowe Price Group, Inc.	91,050	5,266,332
TD Ameritrade Holding Corp.	81,631	1,315,075
The Bank of New York Mellon Corp.	437,396	8,804,782
The Charles Schwab Corp. (a)	351,965	4,100,392
The Goldman Sachs Group, Inc.	175,132	19,521,964
The NASDAQ OMX Group, Inc. *	34,537	855,827
Waddell & Reed Financial, Inc., Class A	33,400	916,830

		249,591,330

Energy 11.5%
Alpha Natural Resources, Inc. *	60,113	1,209,474
Anadarko Petroleum Corp.	175,948	14,202,523
Apache Corp.	135,700	13,418,016
Arch Coal, Inc.	55,200	796,536
Atwood Oceanics, Inc. *	19,900	915,002
Baker Hughes, Inc.	153,106	7,522,098
Berry Petroleum Co., Class A	16,500	742,665
Cabot Oil & Gas Corp.	69,748	2,224,961
Cameron International Corp. *	86,100	4,580,520
CARBO Ceramics, Inc.	6,700	651,575
Chesapeake Energy Corp.	232,097	4,904,210
Chevron Corp.	691,237	71,252,710
Cimarex Energy Co.	30,115	1,758,114
Cobalt International Energy, Inc. *	35,400	709,416
Complete Production Services, Inc. *	24,600	829,020
Concho Resources, Inc. *	35,500	3,786,430
ConocoPhillips	466,166	31,797,183
CONSOL Energy, Inc.	80,198	2,866,277
Continental Resources, Inc. *	16,300	1,315,084
Core Laboratories N.V.	15,900	1,689,057
Denbury Resources, Inc. *	144,708	2,729,193
Devon Energy Corp.	144,982	9,251,301
Diamond Offshore Drilling, Inc.	24,929	1,553,077
Dresser-Rand Group, Inc. *	27,100	1,388,333
Dril-Quip, Inc. *	12,200	804,834
El Paso Corp.	257,781	6,926,575
Energen Corp.	23,796	1,146,253
EOG Resources, Inc.	90,152	9,568,733
EQT Corp.	51,900	2,621,988
EXCO Resources, Inc.	59,700	469,242
Exxon Mobil Corp.	1,665,363	139,457,498
FMC Technologies, Inc. *	84,968	4,342,714
Forest Oil Corp. *	37,815	491,595
Halliburton Co.	322,888	11,875,821

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Helmerich & Payne, Inc.	37,292	2,301,289
Hess Corp.	106,523	5,997,245
HollyFrontier Corp.	31,400	921,276
Marathon Oil Corp.	251,996	7,910,154
McDermott International, Inc. *	78,212	951,058
McMoRan Exploration Co. *	37,900	444,567
Murphy Oil Corp.	68,244	4,067,342
Nabors Industries Ltd. *	101,188	1,884,121
National Oilwell Varco, Inc.	148,926	11,017,545
Newfield Exploration Co. *	47,566	1,798,470
Noble Corp. *	90,800	3,163,472
Noble Energy, Inc.	62,161	6,257,748
Oasis Petroleum, Inc. *	10,600	357,644
Occidental Petroleum Corp.	288,416	28,775,264
Oceaneering International, Inc.	36,800	1,788,112
Oil States International, Inc. *	19,500	1,553,955
Patriot Coal Corp. *	11,500	87,400
Patterson-UTI Energy, Inc.	49,921	942,009
Peabody Energy Corp.	95,721	3,263,129
Pioneer Natural Resources Co.	41,211	4,092,252
Plains Exploration & Production Co. *	49,757	1,876,834
QEP Resources, Inc.	62,300	1,784,272
Quicksilver Resources, Inc. *	29,190	146,242
Range Resources Corp.	56,828	3,268,747
Rowan Cos., Inc. *	44,283	1,506,065
RPC, Inc. (b)	7,200	109,800
SandRidge Energy, Inc. *	128,234	997,661
Schlumberger Ltd.	465,647	35,002,685
SEACOR Holdings, Inc. *	7,500	686,475
SM Energy Co.	20,613	1,496,092
Southern Union Co.	40,962	1,776,522
Southwestern Energy Co. *	123,088	3,832,960
Spectra Energy Corp.	230,121	7,246,510
Sunoco, Inc.	45,800	1,756,888
Superior Energy Services, Inc. *	30,700	875,257
Teekay Corp.	25,868	709,301
Tesoro Corp. *	50,812	1,271,824
The Williams Cos., Inc.	207,521	5,980,755
Tidewater, Inc.	20,268	1,091,432
Transocean Ltd.	113,200	5,354,360
Ultra Petroleum Corp. *	56,612	1,360,386
Unit Corp. *	14,100	638,025
Valero Energy Corp.	201,020	4,822,470
Weatherford International Ltd. *	263,000	4,402,620
Whiting Petroleum Corp. *	39,800	1,993,582
World Fuel Services Corp.	24,500	1,111,810

		538,471,655

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	150,459	12,378,262
CVS Caremark Corp.	457,311	19,092,734
Safeway, Inc.	109,897	2,415,536
Sysco Corp.	207,630	6,251,739
The Kroger Co.	218,313	5,187,117
Wal-Mart Stores, Inc.	606,627	37,222,633
Walgreen Co.	313,569	10,460,662
Whole Foods Market, Inc.	51,616	3,821,132

		96,829,815

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	714,805	20,300,462
Archer-Daniels-Midland Co.	226,805	6,493,427
Beam, Inc.	54,128	2,831,436
Brown-Forman Corp., Class B	36,820	2,990,152
Bunge Ltd.	51,592	2,954,674
Campbell Soup Co.	67,458	2,138,419
Coca-Cola Enterprises, Inc.	99,872	2,675,571
ConAgra Foods, Inc.	148,297	3,955,081
Constellation Brands, Inc., Class A *	63,332	1,323,639
Corn Products International, Inc.	29,300	1,625,857
Dr Pepper Snapple Group, Inc.	71,620	2,780,288
Flowers Foods, Inc.	40,350	780,772
General Mills, Inc.	227,300	9,053,359
Green Mountain Coffee Roasters, Inc. *	41,100	2,192,274
H.J. Heinz Co.	113,878	5,904,574
Hormel Foods Corp.	49,494	1,424,437
Kellogg Co.	81,231	4,022,559
Kraft Foods, Inc., Class A	606,764	23,239,061
Lorillard, Inc.	46,300	4,972,157
McCormick & Co., Inc. - Non Voting Shares	44,954	2,271,975
Mead Johnson Nutrition Co.	72,600	5,378,934
Molson Coors Brewing Co., Class B	56,172	2,409,217
Monster Beverage Corp. *	24,100	2,518,691
PepsiCo, Inc.	543,585	35,697,227
Philip Morris International, Inc.	602,565	45,053,785
Ralcorp Holdings, Inc. *	19,100	1,670,295
Reynolds American, Inc.	120,068	4,710,268
Sara Lee Corp.	190,072	3,639,879
Smithfield Foods, Inc. *	58,935	1,316,019
The Coca-Cola Co.	787,674	53,191,625
The Hershey Co.	54,764	3,344,985
The JM Smucker Co.	38,101	3,001,597
Tyson Foods, Inc., Class A	102,359	1,907,972

		267,770,668

Health Care Equipment & Services 4.1%
Aetna, Inc.	127,077	5,553,265
Alere, Inc. *	32,600	787,290
Allscripts Healthcare Solutions, Inc. *	66,400	1,269,568
AMERIGROUP Corp. *	17,600	1,196,976
AmerisourceBergen Corp.	86,120	3,356,096
Baxter International, Inc.	194,825	10,808,891
Becton, Dickinson & Co.	77,265	6,058,349
Boston Scientific Corp. *	454,607	2,709,458
Brookdale Senior Living, Inc. *	30,700	540,320
C.R. Bard, Inc.	31,200	2,886,624
Cardinal Health, Inc.	113,210	4,871,426
CareFusion Corp. *	79,100	1,894,445
Cerner Corp. *	50,052	3,047,666
Cigna Corp.	96,154	4,310,584
Community Health Systems, Inc. *	29,606	553,632
Coventry Health Care, Inc. *	49,962	1,502,357
Covidien plc	165,300	8,512,950
DaVita, Inc. *	34,525	2,824,490

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DENTSPLY International, Inc.	50,200	1,894,548
Edwards Lifesciences Corp. *	40,392	3,339,207
Express Scripts, Inc. *	163,324	8,355,656
Gen-Probe, Inc. *	15,470	1,035,407
Health Management Associates, Inc., Class A *	89,000	570,490
Health Net, Inc. *	32,300	1,219,002
HealthSouth Corp. *	33,200	640,428
Henry Schein, Inc. *	32,219	2,284,005
Hill-Rom Holdings, Inc.	22,400	739,424
Hologic, Inc. *	95,870	1,954,789
Humana, Inc.	54,791	4,877,495
IDEXX Laboratories, Inc. *	19,698	1,666,254
Intuitive Surgical, Inc. *	13,365	6,146,697
Laboratory Corp. of America Holdings *	36,122	3,301,190
Lincare Holdings, Inc.	31,075	798,317
McKesson Corp.	85,647	6,999,073
Medco Health Solutions, Inc. *	135,986	8,433,852
MEDNAX, Inc. *	18,254	1,300,050
Medtronic, Inc.	367,868	14,188,669
Omnicare, Inc.	37,433	1,228,925
Patterson Cos., Inc.	35,800	1,153,118
Quality Systems, Inc.	13,600	551,616
Quest Diagnostics, Inc.	50,247	2,918,346
ResMed, Inc. *	51,216	1,486,800
Sirona Dental Systems, Inc. *	14,500	701,075
St. Jude Medical, Inc.	111,255	4,640,446
STERIS Corp.	23,000	691,840
Stryker Corp.	113,154	6,272,126
Teleflex, Inc.	15,546	951,260
Tenet Healthcare Corp. *	169,700	897,713
The Cooper Cos., Inc.	17,700	1,276,878
UnitedHealth Group, Inc.	371,692	19,249,929
Universal Health Services, Inc., Class B	33,374	1,378,012
Varian Medical Systems, Inc. *	42,271	2,784,391
WellPoint, Inc.	122,123	7,854,951
Zimmer Holdings, Inc. *	57,812	3,512,079

		189,978,445

Household & Personal Products 2.2%
Avon Products, Inc.	149,836	2,662,586
Church & Dwight Co., Inc.	43,894	1,991,471
Colgate-Palmolive Co.	167,427	15,188,977
Energizer Holdings, Inc. *	24,000	1,850,880
Herbalife Ltd.	42,018	2,432,002
Kimberly-Clark Corp.	136,104	9,739,602
The Clorox Co.	47,525	3,263,067
The Estee Lauder Cos., Inc., Class A	80,668	4,673,097
The Procter & Gamble Co.	948,219	59,775,726

		101,577,408

Insurance 3.8%
ACE Ltd.	120,500	8,386,800
Aflac, Inc.	167,313	8,069,506
Alleghany Corp. *	2,486	719,324
Allied World Assurance Co. Holdings AG	17,100	1,052,163
Alterra Capital Holdings Ltd.	36,000	870,120
American Financial Group, Inc.	31,005	1,136,953
American International Group, Inc. *	100,976	2,535,507
American National Insurance Co.	1,437	104,685
Aon Corp.	117,103	5,671,298
Arch Capital Group Ltd. *	37,200	1,341,060
Arthur J. Gallagher & Co.	39,920	1,330,933
Aspen Insurance Holdings Ltd.	24,600	653,376
Assurant, Inc.	37,792	1,496,563
Assured Guaranty Ltd.	45,300	702,603
Axis Capital Holdings Ltd.	42,262	1,300,824
Berkshire Hathaway, Inc., Class B *	605,512	47,453,975
Brown & Brown, Inc.	46,176	1,051,889
Cincinnati Financial Corp.	56,317	1,840,440
CNA Financial Corp.	5,150	141,780
Endurance Specialty Holdings Ltd.	14,553	544,282
Erie Indemnity Co., Class A	9,485	727,215
Everest Re Group Ltd.	19,420	1,658,468
Fidelity National Financial, Inc., Class A	78,569	1,429,170
Genworth Financial, Inc., Class A *	79,139	610,162
Hartford Financial Services Group, Inc.	149,495	2,619,152
HCC Insurance Holdings, Inc.	44,057	1,223,022
Lincoln National Corp.	109,759	2,364,209
Loews Corp.	112,258	4,188,346
Markel Corp. *	3,431	1,382,933
Marsh & McLennan Cos., Inc.	192,920	6,094,343
MBIA, Inc. (b)*	55,300	681,296
Mercury General Corp.	10,335	451,639
MetLife, Inc.	365,944	12,928,802
Old Republic International Corp.	93,909	927,821
PartnerRe Ltd.	22,709	1,485,623
Principal Financial Group, Inc.	113,709	3,105,393
Protective Life Corp.	30,400	760,304
Prudential Financial, Inc.	166,797	9,547,460
Reinsurance Group of America, Inc.	25,110	1,368,244
RenaissanceRe Holdings Ltd.	19,507	1,426,157
StanCorp Financial Group, Inc.	19,242	743,896
The Allstate Corp.	178,098	5,138,127
The Chubb Corp.	99,912	6,735,068
The Hanover Insurance Group, Inc.	14,500	527,220
The Progressive Corp.	211,642	4,292,100
The Travelers Cos., Inc.	145,247	8,467,900
Torchmark Corp.	32,165	1,468,976
Transatlantic Holdings, Inc.	22,345	1,239,030
Unum Group	112,614	2,570,978
Validus Holdings Ltd.	36,609	1,174,051
W. R. Berkley Corp.	42,225	1,447,051
White Mountains Insurance Group Ltd.	2,613	1,179,090
XL Group plc	88,367	1,791,199

		178,158,526

Materials 4.2%
Air Products & Chemicals, Inc.	76,078	6,697,146
Airgas, Inc.	26,551	2,095,670
Albemarle Corp.	32,500	2,090,075

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alcoa, Inc.	366,920	3,727,907
Allegheny Technologies, Inc.	34,952	1,586,471
Allied Nevada Gold Corp. *	27,500	988,075
AptarGroup, Inc.	21,500	1,127,030
Ashland, Inc.	29,400	1,853,964
Ball Corp.	62,776	2,464,586
Bemis Co., Inc.	35,049	1,096,333
Cabot Corp.	25,616	927,299
Celanese Corp., Series A	55,443	2,700,629
CF Industries Holdings, Inc.	23,612	4,188,297
Cliffs Natural Resources, Inc.	48,100	3,475,225
Compass Minerals International, Inc.	13,000	949,910
Crown Holdings, Inc. *	55,776	2,011,840
Cytec Industries, Inc.	19,100	952,326
Domtar Corp.	13,400	1,157,492
E.I. du Pont de Nemours & Co.	324,017	16,489,225
Eastman Chemical Co.	50,982	2,565,414
Ecolab, Inc.	107,328	6,486,904
FMC Corp.	25,152	2,331,087
Freeport-McMoran Copper & Gold, Inc.	332,530	15,366,211
Greif, Inc., Class A	9,600	465,120
Hecla Mining Co.	98,700	519,162
Huntsman Corp.	61,100	777,803
International Flavors & Fragrances, Inc.	26,808	1,496,155
International Paper Co.	155,307	4,836,260
Intrepid Potash, Inc. *	11,050	263,985
LyondellBasell Industries N.V., Class A	96,400	4,154,840
Martin Marietta Materials, Inc. (b)	16,849	1,390,211
MeadWestvaco Corp.	58,683	1,727,628
Molycorp, Inc. (b)*	10,200	315,996
Monsanto Co.	184,134	15,108,195
Newmont Mining Corp.	175,028	10,760,721
Nucor Corp.	112,076	4,986,261
Owens-Illinois, Inc. *	57,977	1,394,347
Packaging Corp. of America	40,330	1,134,886
PPG Industries, Inc.	57,906	5,187,220
Praxair, Inc.	104,228	11,069,014
Reliance Steel & Aluminum Co.	25,122	1,336,490
Rock-Tenn Co., Class A	25,085	1,551,758
Rockwood Holdings, Inc. *	18,800	949,400
Royal Gold, Inc.	19,100	1,454,274
RPM International, Inc.	50,600	1,266,518
Sealed Air Corp.	53,302	1,062,309
Sigma-Aldrich Corp.	43,008	2,926,264
Silgan Holdings, Inc.	17,800	739,768
Solutia, Inc. *	43,200	1,188,000
Sonoco Products Co.	39,170	1,226,021
Steel Dynamics, Inc.	71,300	1,137,235
Stillwater Mining Co. *	9,900	127,512
Temple-Inland, Inc.	41,900	1,336,191
The Dow Chemical Co.	411,956	13,804,646
The Mosaic Co.	76,995	4,309,410
The Scotts Miracle-Gro Co., Class A (b)	17,668	836,756
The Sherwin-Williams Co.	31,790	3,100,479
The Valspar Corp.	33,146	1,433,233
Titanium Metals Corp.	22,385	344,281
United States Steel Corp. (b)	50,968	1,538,724
Vulcan Materials Co.	46,525	2,040,587
W.R. Grace & Co. *	25,800	1,381,332
Walter Energy, Inc.	18,800	1,299,644
Westlake Chemical Corp.	3,400	198,730

		195,506,482

Media 3.2%
Cablevision Systems Corp., Class A	85,210	1,239,806
CBS Corp., Class B - Non Voting Shares	227,905	6,490,734
Charter Communications, Inc., Class A *	40,700	2,345,948
Clear Channel Outdoor Holdings, Inc., Class A *	3,400	41,140
Comcast Corp., Class A	949,123	25,237,181
DIRECTV, Class A *	250,125	11,258,126
Discovery Communications, Inc., Class A *	90,700	3,889,216
DISH Network Corp., Class A	70,772	1,975,954
DreamWorks Animation SKG, Inc., Class A (b)*	20,700	367,425
Gannett Co., Inc.	92,554	1,311,490
John Wiley & Sons, Inc., Class A	16,480	748,027
Lamar Advertising Co., Class A *	20,370	582,786
Liberty Global, Inc., Series A *	86,066	3,948,708
Liberty Media Corp. - Liberty Capital, Class A *	43,046	3,547,421
Morningstar, Inc.	8,150	486,718
News Corp., Class A	768,728	14,475,148
Omnicom Group, Inc.	98,188	4,478,355
Scripps Networks Interactive, Class A	29,900	1,296,464
Sirius XM Radio, Inc. *	1,363,700	2,850,133
The Interpublic Group of Cos., Inc.	173,464	1,791,883
The McGraw-Hill Cos., Inc.	103,636	4,767,256
The Walt Disney Co.	627,460	24,408,194
The Washington Post Co., Class B (b)	1,926	729,395
Time Warner Cable, Inc.	113,736	8,384,618
Time Warner, Inc.	354,280	13,129,617
Viacom Inc., Class B	196,346	9,236,116

		149,017,859

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	542,446	29,373,451
Agilent Technologies, Inc. *	122,931	5,220,880
Alexion Pharmaceuticals, Inc. *	63,000	4,835,880
Allergan, Inc.	106,362	9,350,283
Amgen, Inc.	278,402	18,906,280
Amylin Pharmaceuticals, Inc. *	48,847	695,093
Bio-Rad Laboratories, Inc., Class A *	6,900	700,764
Biogen Idec, Inc. *	84,555	9,970,726
BioMarin Pharmaceuticals, Inc. *	39,500	1,408,965
Bristol-Myers Squibb Co.	591,739	19,077,665
Bruker Corp. *	12,600	178,920
Celgene Corp. *	156,420	11,371,734
Charles River Laboratories International, Inc. *	19,515	659,022

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covance, Inc. *	21,800	955,058
Dendreon Corp. (b)*	18,300	248,514
Eli Lilly & Co.	348,271	13,840,289
Endo Pharmaceuticals Holdings, Inc. *	41,028	1,525,011
Forest Laboratories, Inc. *	93,446	2,969,714
Gilead Sciences, Inc. *	263,772	12,882,624
Hospira, Inc. *	59,240	2,041,410
Human Genome Sciences, Inc. *	35,700	351,288
Illumina, Inc. *	44,100	2,282,616
InterMune, Inc. *	11,300	169,500
Johnson & Johnson	945,687	62,330,230
Life Technologies Corp. *	65,506	3,172,456
Merck & Co., Inc.	1,055,018	40,364,989
Mettler-Toledo International, Inc. *	11,400	2,000,700
Mylan, Inc. *	154,500	3,205,875
Onyx Pharmaceuticals, Inc. *	22,300	912,962
PerkinElmer, Inc.	45,800	1,098,284
Perrigo Co.	28,200	2,695,920
Pfizer, Inc.	2,670,251	57,143,371
Regeneron Pharmaceuticals, Inc. *	25,800	2,344,188
Salix Pharmaceuticals Ltd. *	21,800	1,050,760
Techne Corp.	14,163	966,625
Thermo Fisher Scientific, Inc. *	135,298	7,157,264
United Therapeutics Corp. *	17,800	875,404
Vertex Pharmaceuticals, Inc. *	69,312	2,561,078
Warner Chilcott plc, Class A *	63,600	1,072,932
Waters Corp. *	32,400	2,804,868
Watson Pharmaceuticals, Inc. *	44,600	2,614,898

		343,388,491

Real Estate 2.7%
Alexander’s, Inc.	700	271,600
Alexandria Real Estate Equities, Inc.	20,300	1,469,923
American Campus Communities, Inc.	23,700	1,014,360
American Tower Corp.	141,689	8,998,668
Apartment Investment & Management Co., Class A	41,518	1,019,682
AvalonBay Communities, Inc.	29,849	4,059,763
BioMed Realty Trust, Inc.	46,400	861,648
Boston Properties, Inc.	49,605	5,161,400
BRE Properties, Inc.	23,424	1,213,832
Camden Property Trust	26,264	1,694,028
CBL & Associates Properties, Inc.	49,000	851,130
CBRE Group, Inc. *	105,737	2,040,724
Corporate Office Properties Trust	22,800	552,444
DDR Corp.	67,800	939,708
Digital Realty Trust, Inc.	30,000	2,125,800
Douglas Emmett, Inc.	47,600	995,316
Duke Realty Corp.	52,837	707,487
Entertainment Properties Trust	16,500	733,755
Equity Residential	100,972	6,012,883
Essex Property Trust, Inc.	10,517	1,514,448
Federal Realty Investment Trust	21,196	2,002,174
Forest City Enterprises, Inc., Class A *	44,600	585,598
General Growth Properties, Inc.	210,200	3,316,956
HCP, Inc.	129,280	5,433,638
Health Care REIT, Inc.	51,521	2,947,516
Highwoods Properties, Inc.	28,000	926,520
Hospitality Properties Trust	48,381	1,172,272
Host Hotels & Resorts, Inc.	233,639	3,836,352
Jones Lang LaSalle, Inc.	16,400	1,291,664
Kimco Realty Corp.	144,131	2,630,391
Liberty Property Trust	37,204	1,238,521
Mack-Cali Realty Corp.	30,847	887,160
Mid-America Apartment Communities, Inc.	12,100	773,432
National Retail Properties, Inc.	32,300	872,423
Omega Healthcare Investors, Inc.	33,400	696,056
Piedmont Office Realty Trust, Inc., Class A	47,200	874,144
Plum Creek Timber Co., Inc.	57,398	2,225,894
ProLogis, Inc.	149,880	4,752,695
Public Storage	49,609	6,888,706
Rayonier, Inc. REIT	40,534	1,853,620
Realty Income Corp.	40,900	1,488,760
Regency Centers Corp.	26,482	1,094,236
Rouse Properties, Inc. *	7,884	97,446
Senior Housing Properties Trust	49,900	1,131,732
Simon Property Group, Inc.	103,950	14,122,647
SL Green Realty Corp.	28,951	2,128,767
Taubman Centers, Inc.	19,400	1,300,382
The Macerich Co.	46,145	2,505,674
The St. Joe Co. *	34,800	555,756
UDR, Inc.	59,862	1,557,609
Ventas, Inc.	90,329	5,267,084
Vornado Realty Trust REIT	57,634	4,661,438
Weingarten Realty Investors	40,802	990,265
Weyerhaeuser Co.	190,250	3,808,805

		128,154,932

Retailing 3.8%
Abercrombie & Fitch Co., Class A	30,019	1,379,073
Advance Auto Parts, Inc.	22,522	1,726,086
Aeropostale, Inc. *	25,800	422,346
Amazon.com, Inc. *	124,841	24,274,084
American Eagle Outfitters, Inc.	65,985	929,729
Ascena Retail Group, Inc. *	24,600	870,102
AutoNation, Inc. *	20,066	717,560
AutoZone, Inc. *	8,933	3,107,612
Bed Bath & Beyond, Inc. *	80,920	4,911,844
Best Buy Co., Inc.	104,626	2,505,793
Big Lots, Inc. *	24,800	979,352
CarMax, Inc. *	79,500	2,419,185
Dick’s Sporting Goods, Inc.	35,000	1,442,350
Dillard’s, Inc., Class A	13,400	592,950
Dollar General Corp. *	24,200	1,031,162
Dollar Tree, Inc. *	41,412	3,512,152
Expedia, Inc.	35,904	1,162,213
Family Dollar Stores, Inc.	43,260	2,413,908
Foot Locker, Inc.	52,609	1,380,460
GameStop Corp., Class A *	45,200	1,055,872
Genuine Parts Co.	55,930	3,567,215
Guess?, Inc.	22,800	684,000
J.C. Penney Co., Inc.	55,422	2,302,784
Kohl’s Corp.	92,565	4,257,064
Liberty Interactive Corp., Class A *	211,008	3,612,457
Limited Brands, Inc.	90,123	3,772,549
LKQ Corp. *	55,400	1,806,040

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lowe’s Cos., Inc.	425,636	11,419,814
Macy’s, Inc.	150,276	5,062,798
Netflix, Inc. *	15,200	1,827,040
Nordstrom, Inc.	59,000	2,913,420
O’Reilly Automotive, Inc. *	43,766	3,567,367
PetSmart, Inc.	41,695	2,219,008
Priceline.com, Inc. *	17,200	9,107,056
Ross Stores, Inc.	75,912	3,857,848
Sally Beauty Holdings, Inc. *	34,400	709,328
Sears Holdings Corp. (b)*	10,894	459,182
Signet Jewelers Ltd.	33,400	1,522,372
Staples, Inc.	256,670	3,755,082
Target Corp.	231,962	11,785,989
The Gap, Inc.	124,355	2,360,258
The Home Depot, Inc.	536,535	23,816,789
The TJX Cos., Inc.	131,195	8,939,627
Tiffany & Co.	44,673	2,850,137
Tractor Supply Co.	25,500	2,059,635
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,900	907,018
Urban Outfitters, Inc. *	43,696	1,157,944
Williams-Sonoma, Inc.	37,500	1,344,750

		178,478,404

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	189,931	1,274,437
Altera Corp.	109,369	4,351,793
Analog Devices, Inc.	105,974	4,146,763
Applied Materials, Inc.	474,289	5,824,269
Atmel Corp. *	160,100	1,554,571
Broadcom Corp., Class A *	161,625	5,550,202
Cree, Inc. *	40,600	1,032,458
Cypress Semiconductor Corp. *	58,900	1,012,785
Fairchild Semiconductor International, Inc. *	44,000	615,120
First Solar, Inc. (b)*	8,800	372,064
Intel Corp.	1,834,980	48,480,172
International Rectifier Corp. *	24,600	560,880
KLA-Tencor Corp.	59,338	3,033,952
Lam Research Corp. *	43,700	1,861,183
Linear Technology Corp.	79,966	2,664,467
LSI Corp. *	218,798	1,656,301
Marvell Technology Group Ltd. *	140,862	2,187,587
Maxim Integrated Products, Inc.	105,400	2,828,936
MEMC Electronic Materials, Inc. *	38,677	176,754
Microchip Technology, Inc.	65,366	2,412,659
Micron Technology, Inc. *	304,100	2,308,119
Netlogic Microsystems, Inc. *	17,800	886,440
Novellus Systems, Inc. *	31,295	1,475,559
NVIDIA Corp. *	206,199	3,045,559
ON Semiconductor Corp. *	129,000	1,122,300
PMC-Sierra, Inc. *	62,500	406,250
Rambus, Inc. *	20,764	151,370
RF Micro Devices, Inc. *	97,600	487,024
Silicon Laboratories, Inc. *	12,536	549,578
Skyworks Solutions, Inc. *	68,300	1,473,914
Teradyne, Inc. *	68,500	1,119,975
Texas Instruments, Inc.	416,775	13,495,174
TriQuint Semiconductor, Inc. *	27,600	165,324
Xilinx, Inc.	92,005	3,298,379

		121,582,318

Software & Services 9.2%
Accenture plc, Class A	225,000	12,901,500
Activision Blizzard, Inc.	184,038	2,271,029
Adobe Systems, Inc. *	180,613	5,589,972
Akamai Technologies, Inc. *	67,109	2,164,265
Alliance Data Systems Corp. *	17,071	1,891,467
Amdocs Ltd. *	60,300	1,775,232
ANSYS, Inc. *	30,200	1,826,798
AOL, Inc. *	42,200	684,062
Ariba, Inc. *	27,900	761,670
Autodesk, Inc. *	80,672	2,904,192
Automatic Data Processing, Inc.	175,051	9,589,294
BMC Software, Inc. *	63,112	2,287,179
Broadridge Financial Solutions, Inc.	43,100	1,033,107
CA, Inc.	136,181	3,510,746
Cadence Design Systems, Inc. *	105,387	1,112,887
Citrix Systems, Inc. *	66,700	4,349,507
Cognizant Technology Solutions Corp., Class A *	107,766	7,732,210
Computer Sciences Corp.	54,831	1,416,285
Compuware Corp. *	77,764	609,670
Concur Technologies, Inc. *	16,750	876,863
CoreLogic, Inc. *	40,060	568,852
DST Systems, Inc.	12,680	618,911
eBay, Inc. *	407,270	12,869,732
Electronic Arts, Inc. *	113,981	2,116,627
Equinix, Inc. *	15,300	1,835,388
FactSet Research Systems, Inc.	16,500	1,457,280
Fidelity National Information Services, Inc.	97,608	2,787,684
Fiserv, Inc. *	52,789	3,319,900
Fortinet, Inc. *	29,800	679,738
Gartner, Inc. *	25,900	981,869
Genpact Ltd. *	19,650	287,480
Global Payments, Inc.	26,838	1,342,437
Google, Inc., Class A *	86,913	50,419,100
IAC/InterActiveCorp	34,430	1,482,900
Informatica Corp. *	35,100	1,484,730
International Business Machines Corp.	409,640	78,896,664
Intuit, Inc.	99,244	5,601,331
Jack Henry & Associates, Inc.	34,000	1,162,800
Lender Processing Services, Inc.	25,000	415,750
MasterCard, Inc., Class A	33,600	11,947,152
MICROS Systems, Inc. *	26,000	1,292,460
Microsoft Corp.	2,596,438	76,672,814
Monster Worldwide, Inc. *	32,300	232,560
Nuance Communications, Inc. *	77,800	2,218,856
Oracle Corp.	1,374,010	38,747,082
Parametric Technology Corp. *	46,200	1,162,854
Paychex, Inc.	114,228	3,598,182
Quest Software, Inc. *	10,400	211,640
Rackspace Hosting, Inc. *	34,500	1,497,645
Red Hat, Inc. *	67,683	3,138,461
Rovi Corp. *	36,500	1,171,285
SAIC, Inc. *	101,800	1,309,148
Salesforce.com, Inc. *	41,221	4,814,613
Solera Holdings, Inc.	22,700	1,084,379
SuccessFactors, Inc. *	27,000	1,074,600
Symantec Corp. *	267,789	4,603,293

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synopsys, Inc. *	57,100	1,666,178
Syntel, Inc.	2,300	107,916
Teradata Corp. *	58,744	3,146,329
TIBCO Software, Inc. *	55,500	1,446,885
Total System Services, Inc.	57,900	1,241,376
VeriFone Systems, Inc. *	30,500	1,302,350
VeriSign, Inc.	61,005	2,260,845
Visa, Inc., Class A	170,300	17,138,992
VMware, Inc., Class A *	28,200	2,573,814
WebMD Health Corp. *	17,324	485,765
Western Union Co.	225,140	4,300,174
Yahoo!, Inc. *	438,879	6,789,458

		430,854,214

Technology Hardware & Equipment 7.3%
Acme Packet, Inc. *	17,100	499,833
ADTRAN, Inc.	22,400	775,712
Amphenol Corp., Class A	62,020	3,375,749
Anixter International, Inc. *	10,000	655,100
Apple, Inc. *	319,914	146,034,343
Arrow Electronics, Inc. *	40,500	1,672,245
Aruba Networks, Inc. *	25,600	567,808
Avnet, Inc. *	52,846	1,842,740
AVX Corp.	8,350	109,886
Brocade Communications Systems, Inc. *	84,000	471,240
Ciena Corp. *	23,300	339,015
Cisco Systems, Inc.	1,901,215	37,320,850
Corning, Inc.	554,763	7,139,800
Dell, Inc. *	596,049	10,269,924
Dolby Laboratories, Inc., Class A *	20,600	749,222
EchoStar Corp., Class A *	7,054	185,026
EMC Corp. *	731,324	18,838,906
F5 Networks, Inc. *	29,200	3,496,408
Finisar Corp. *	28,900	585,514
FLIR Systems, Inc.	59,500	1,532,125
Harris Corp.	45,496	1,865,336
Hewlett-Packard Co.	738,468	20,662,335
Ingram Micro, Inc., Class A *	53,851	1,022,092
InterDigital, Inc.	15,600	582,192
Itron, Inc. *	5,700	221,103
Jabil Circuit, Inc.	69,600	1,577,136
JDS Uniphase Corp. *	73,200	928,908
Juniper Networks, Inc. *	185,694	3,886,575
Lexmark International, Inc., Class A	30,659	1,069,999
Loral Space & Communications, Inc. *	1,800	124,128
Molex, Inc.	53,121	1,404,519
Motorola Mobility Holdings, Inc. *	81,736	3,157,462
Motorola Solutions, Inc.	97,212	4,511,609
National Instruments Corp.	31,200	839,592
NCR Corp. *	62,444	1,169,576
NetApp, Inc. *	128,300	4,842,042
Polycom, Inc. *	55,200	1,101,240
QUALCOMM, Inc.	574,178	33,773,150
Riverbed Technology, Inc. *	52,200	1,249,668
SanDisk Corp. *	83,258	3,819,877
Seagate Technology plc	122,637	2,592,546
TE Connectivity Ltd.	142,300	4,852,430
Tech Data Corp. *	14,800	768,416
Tellabs, Inc.	130,975	497,705
Trimble Navigation Ltd. *	42,000	1,966,860
Vishay Intertechnology, Inc. *	58,500	718,380
Western Digital Corp. *	81,212	2,952,056
Xerox Corp.	448,945	3,479,324
Zebra Technologies Corp., Class A *	20,025	758,147

		342,855,849

Telecommunication Services 2.6%
AT&T, Inc.	2,064,177	60,707,446
CenturyLink, Inc.	204,711	7,580,448
Clearwire Corp., Class A *	23,150	39,123
Crown Castle International Corp. *	70,227	3,404,605
Frontier Communications Corp. (b)	352,806	1,510,010
MetroPCS Communications, Inc. *	93,100	823,004
NII Holdings, Inc. *	57,641	1,159,161
SBA Communications Corp., Class A *	39,900	1,824,228
Sprint Nextel Corp. *	885,257	1,876,745
Telephone & Data Systems, Inc.	32,611	857,669
tw telecom, Inc. *	58,600	1,180,790
United States Cellular Corp. *	2,800	128,436
Verizon Communications, Inc.	988,157	37,213,993
Windstream Corp.	171,148	2,065,756

		120,371,414

Transportation 2.1%
Alaska Air Group, Inc. *	13,100	997,303
C.H. Robinson Worldwide, Inc.	58,948	4,057,980
CSX Corp.	374,526	8,445,561
Delta Air Lines, Inc. *	280,000	2,954,000
Expeditors International of Washington, Inc.	75,398	3,366,521
FedEx Corp.	111,728	10,221,995
Genesee & Wyoming, Inc., Class A *	14,700	912,870
Hertz Global Holdings, Inc. *	92,200	1,253,920
J.B. Hunt Transport Services, Inc.	28,491	1,455,036
Kansas City Southern *	37,600	2,580,864
Kirby Corp. *	21,100	1,408,847
Norfolk Southern Corp.	118,286	8,540,249
Ryder System, Inc.	16,964	954,734
Southwest Airlines Co.	265,188	2,540,501
Union Pacific Corp.	168,462	19,256,891
United Continental Holdings, Inc. *	112,582	2,600,644
United Parcel Service, Inc., Class B	333,435	25,224,358
UTI Worldwide, Inc.	36,100	537,529

		97,309,803

Utilities 3.6%
AGL Resources, Inc.	40,487	1,680,615
Alliant Energy Corp.	37,400	1,585,386
Ameren Corp.	83,085	2,628,809
American Electric Power Co., Inc.	170,471	6,743,833
American Water Works Co., Inc.	62,100	2,094,633
Aqua America, Inc.	53,434	1,178,754
Atmos Energy Corp.	28,918	937,232

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Calpine Corp. *	133,400	1,947,640
CenterPoint Energy, Inc.	153,011	2,826,113
CMS Energy Corp.	90,033	1,965,420
Consolidated Edison, Inc.	103,106	6,079,130
Constellation Energy Group, Inc.	70,941	2,584,381
Dominion Resources, Inc.	196,408	9,828,256
DTE Energy Co.	59,397	3,160,514
Duke Energy Corp.	448,693	9,561,648
Edison International	115,654	4,746,440
Entergy Corp.	57,862	4,014,466
Exelon Corp.	224,576	8,933,633
FirstEnergy Corp.	146,291	6,176,406
GenOn Energy, Inc. *	210,155	447,630
Great Plains Energy, Inc.	48,100	991,822
Hawaiian Electric Industries, Inc.	37,748	979,561
Integrys Energy Group, Inc.	24,955	1,295,414
ITC Holdings Corp.	16,200	1,194,102
MDU Resources Group, Inc.	62,317	1,332,337
National Fuel Gas Co.	28,047	1,410,203
NextEra Energy, Inc.	147,608	8,834,339
NiSource, Inc.	95,180	2,163,441
Northeast Utilities	60,814	2,113,287
NRG Energy, Inc. *	82,930	1,399,858
NSTAR	36,412	1,635,991
NV Energy, Inc.	65,800	1,065,960
OGE Energy Corp.	32,780	1,732,751
ONEOK, Inc.	37,262	3,098,708
Pepco Holdings, Inc.	76,274	1,499,547
PG&E Corp.	139,137	5,657,310
Piedmont Natural Gas Co., Inc. (b)	27,000	888,840
Pinnacle West Capital Corp.	39,687	1,875,608
PPL Corp.	171,561	4,767,680
Progress Energy, Inc.	103,985	5,649,505
Public Service Enterprise Group, Inc.	179,572	5,448,215
Questar Corp.	68,320	1,317,210
SCANA Corp.	37,731	1,691,481
Sempra Energy	85,178	4,846,628
TECO Energy, Inc.	70,817	1,278,247
The AES Corp. *	235,002	2,998,626
The Southern Co.	297,718	13,564,032
UGI Corp.	41,148	1,107,293
Vectren Corp.	31,800	909,162
Westar Energy, Inc.	42,700	1,214,388
Wisconsin Energy Corp.	83,036	2,823,224
Xcel Energy, Inc.	163,309	4,344,019

		170,249,728

Total Common Stock
(Cost $2,010,083,759)		4,667,942,874

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund	13,623,558	13,623,558

Total Other Investment Company
(Cost $13,623,558)		13,623,558

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.02%, 03/15/12 (c)(d)	450,000	449,998
(0.01)%, 03/15/12 (c)(d)	600,000	599,997

Total Short-Term Investments
(Cost $1,049,995)		1,049,995

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

SSIT U.S. Government Money Market Fund	11,676,449	11,676,449

Total Collateral Invested for Securities on Loan
(Cost $11,676,449)		11,676,449

End of Collateral Invested for Securities on Loan

At 01/31/12 tax basis cost of the fund’s investments was $1,999,741,634 and the unrealized appreciation and depreciation were $2,807,396,698 and ($124,521,905), respectively, with a net unrealized appreciation of $2,682,874,793.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/16/12	250	16,352,500	217,688

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,667,942,874	$—	$—	$4,667,942,874
Other Investment Company(a)	13,623,558	—	—	13,623,558
Short-Term Investments(a)	—	1,049,995	—	1,049,995

Total	$4,681,566,432	$1,049,995	$—	$4,682,616,427

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,676,449	$—	$—	$11,676,449
Futures Contract*	217,688	—	—	217,688

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46851JAN12

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 03/27/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 03/27/2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 03/27/2012